Shareholder Report, Holdings (Details) - Newday Ocean Health ETF	May 31, 2024
Tetra Tech, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
DSM-Firmenich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cargotec Oyj - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ecolab, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Organo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Veolia Environnement SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%